Leases - Schedule of Information about movement of Right of use assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Beginning balance	¥ 54,968		¥ 95,786
Recognition of of additional leasing contract	24,431		559
Amortization of right of use assets	(30,261)		(41,377)
Ending balance	¥ 49,138	$ 7,711	¥ 54,968